Cryptocurrencies (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of additional information about cryptocurrencies
The following table presents additional information about cryptocurrencies as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Beginning balance	$51	$15,050
Cryptocurrencies received from mining	9,137	13,496
Mining services revenue	844	884
Mining pool operating fees	(13)	(19)
Consideration paid related to operation agreement	—	(461)
Proceeds from sale of cryptocurrencies	(9,943)	(26,871)
Realized gain on sale of cryptocurrencies and consideration paid	351	3,998
Impairment of cryptocurrencies	(285)	(6,026)

Ending balance	$142	$51